CHANGES IN SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES

4.           CHANGES IN SIGNIFICANT ACCOUNTING POLICIES

The Company adopted the following new accounting standard issued by the IASB as of January 1, 2019.

Leases

On January 1, 2019, IFRS 16 “Leases” was applied using the modified retrospective approach, under which the cumulative effect of initial application was recognized on the consolidated balance sheet as at January 1, 2019 without restating the financial statements on a retrospective basis. IFRS 16 replaces IAS 17 “Leases” and requires a lessee to recognize assets and liabilities for most leases on its balance sheet, as well as associated depreciation and interest expense.

At inception of a contract, the Company will determine whether a contract is, or contains, a lease. A lease exists if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has elected to apply the practical expedient to account for each lease component and any non-lease components as a single lease component.

A right-of-use asset and a lease liability are recognized at the commencement date of a lease. The lease liability is initially measured at the present value of lease payments to be paid after the commencement date, discounted using the interest rate implicit in the lease, or if not readily determinable, the lessee’s incremental borrowing rate. The right-of-use asset is initially measured at cost, which consists of the initial amount of the lease liability adjusted for any lease payments made on or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle or restore the leased asset, less any lease incentives received.

On the date of initial application (January 1, 2019), the Company elected to record right-of-use assets based on their related lease liabilities and to account for leases for which the lease term ends within 12 months of the initial date of application as short-term leases. Additional assets and lease liabilities were recognized on the consolidated balance sheet, as of January 1, 2019, for qualifying leases of office space, buildings, vehicles and equipment. As a result, increases in associated depreciation and interest expense were incurred from the initial date of application of IFRS 16. Cash flows from operating activities have also increased under IFRS 16, as lease payments for most leases are recorded as cash flows used in financing activities in the consolidated statements of cash flows.

The following table summarizes the impact of the transition to IFRS 16:

	As at December 31, 2018	IFRS 16 Adjustments	As at January 1, 2019
Property, plant and equipment	$5,519.1	$42.9	$5,562.0
Current portion of lease liabilities (a)	$—	$7.3	$7.3
Long-term lease liabilities	$—	$35.6	$35.6

(a)	Current portion of lease liabilities is included in other current liabilities on the consolidated balance sheet. See Note 7ix.

The following table reconciles the Company’s operating lease commitments as at December 31, 2018 to the lease liabilities recognized on the consolidated balance sheet upon the initial application of IFRS 16 as of January 1, 2019:

Operating lease commitments as at December 31, 2018	$70.3
Discounted as at January 1, 2019 (a)	$53.7
IFRS 16 recognition exemption for short-term leases	(4.3)
Leases with extension options reasonably certain to be exercised	2.1
Leases with variable lease payments	(15.2)
Other adjusting items	6.6
Total lease liabilities recognized as at January 1, 2019	$42.9

(a)The weighted-average incremental borrowing rate applied to the measurement of lease liabilities as at January 1, 2019 was 7.04%.

The Company has elected not to recognize assets and lease liabilities for short-term leases, which have a lease term of 12 months or less, and leases of low-value assets, which have an underlying asset value, when new, of $5,000 or less, as well as leases with variable lease payments. Lease payments associated with these leases are recognized as an expense over the term of such leases.

The following table summarizes such lease payments that have been expensed for the year ended December 31, 2019:

Leases with a term of 12 months or less	$23.7
Leases of assets with underlying value, when new, of $5,000 or less	0.4
Leases with variable lease payments	23.3
$47.4

The following table summarizes total undiscounted lease liability maturities as at December 31, 2019:

		2020	2021-2024	2025+
	Total	Within 1 year	1 to 5 years	More than 5 years
Lease liabilities	$65.4	$16.0	$31.7	$17.7